S-K 1603(a)(9) Restrictions on Selling Securities	May 22, 2026
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]	The earlier of (i) six months after the completion of our initial business combination or (ii) the date following the completion of our initial business combination on which we complete a liquidation, merger, share exchange or other similar transaction that results in all of our shareholders having the right to exchange their ordinary shares for cash, securities or other property. Notwithstanding the foregoing, if the closing price of our Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing after our initial business combination, the founder shares will be released from the lockup.
SPAC Sponsor, Persons and Entities Subject to Restrictions	Snow Rothschild Acquisition Sponsor LLC Outlier SPAC Holdings LLC Ian Snow William Chai Nathaniel Rothschild Marco Carrai Paul Chellegren George Munoz
SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]	Transfers permitted (a) to our officers, directors or consultants, any affiliate or family member of any of our officers, directors or consultants, any members or partners of the sponsor or their affiliates and funds and accounts advised by such members or partners, any affiliates of the sponsor, or any employees of such affiliates, (b) in the case of an individual, as a gift to such person’s immediate family or to a trust, the beneficiary of which is a member of such person’s immediate family, an affiliate of such person or to a charitable organization; (c) in the case of an individual, by virtue of laws of descent and distribution upon death of such person; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) by private sales or transfers made in connection with any forward purchase agreement or similar arrangement, in connection with an extension of the completion window or in connection with the consummation of a business combination at prices no greater than the price at which the shares or warrants were originally purchased; (f) pro rata distributions from our sponsor to its respective members, partners or shareholders pursuant to our sponsor’s limited liability company agreement or other charter documents; (g) by virtue of the laws of the Cayman Islands or our sponsor’s limited liability company agreement upon dissolution of our sponsor, (h) in the event of our
Private Placement Warrants [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]	30 days after the completion of our initial business combination
SPAC Sponsor, Persons and Entities Subject to Restrictions	Snow Rothschild Acquisition Sponsor LLC Outlier SPAC Holdings LLC Ian Snow Nathaniel Rothschild
SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]	Same as above
Any Units, Warrants, Ordinary Shares Or Any Other Securities Convertible Into, Or Exercisable, Or Exchangeable For, Ordinary Shares [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]	180 days
SPAC Sponsor, Persons and Entities Subject to Restrictions	Snow Rothschild Acquisition Sponsor LLC Outlier SPAC Holdings LLC Ian Snow Nathaniel Rothschild
SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]	No transfer without the prior written consent of Santander US Capital Markets LLC; provided, however, that we may (1) issue and sell the private placement warrants; (2) issue and sell the additional units to cover our underwriter’s over-allotment option (if any); (3) register with the SEC pursuant to an agreement to be entered into concurrently with the issuance and sale of the securities in this offering, the resale of the private placement warrants and the Class A ordinary shares issuable upon exercise of the warrants and the founder shares; and (4) issue securities in connection with our initial business combination.